Paycheck Protection Program - Additional Information (Details) - P P P Loan Program - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2022	May 31, 2020	Dec. 31, 2021
Line Of Credit Facility [Line Items]
Proceeds from unsecured loan	$ 62,500	$ 62,500
Debt Instrument Term	2 years
Percentage of interest	0.98%
Principal amount forgiven			$ 62,500
Extinguishment of debt, amount			$ 62,500